Organization and Reorganization (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Reorganization [Abstract]
Variable interest entity settle obligations	¥ 40.1	¥ 40.1